Recurring Fair Value Measurements (Details) - Schedule of fair value modified black scholes	10 Months Ended
Dec. 31, 2021 USD ($)
Schedule Of Fair Value Modified Black Scholes Abstract
Fair Value at January 1, 2021
Initial fair value of public and private warrants	15,085,335
Transfer of public warrants to Level 1	(10,141,998)
Change in fair value	(2,376,378)
Fair Value at December 31, 2021	$ 2,566,959